PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited)
1
Voya Solution Income Portfolio
Shares RA Value
Percentage
of Net
Assets
EXCHANGE-TRADED FUNDS : 16.5%
327,346  Schwab U.S. TIPS
ETF
$ 17,555,566
10.0
100,674  Vanguard FTSE
Developed Markets
ETF
5,316,594
3.0
56,930  Vanguard Long-Term
Treasury ETF
3,503,472
2.0
52,498  Vanguard Total
International Bond ETF
2,639,599
1.5
Total Exchange-Traded
Funds
(Cost $27,397,583)
29,015,231
16.5
MUTUAL FUNDS : 83.5%
Affiliated Investment Companies : 83.5%
1,005,836  Voya High Yield Bond
Fund - Class R6
7,071,026
4.0
5,188,855  Voya Intermediate
Bond Fund - Class R6
46,595,918
26.5
1,103,749  Voya Large Cap Value
Portfolio - Class R6
7,086,072
4.0
330,163  Voya Multi-Manager
Emerging Markets
Equity Fund - Class I
3,539,344
2.0
705,467  Voya Multi-Manager
International Equity
Fund - Class I
7,936,502
4.5
242,965  Voya Multi-Manager
Mid Cap Value Fund
- Class I
2,645,893
1.5
45,898  Voya Russell
TM
Large
Cap Growth Index
- Class I
3,526,823
2.0
1,679,148  Voya Short Duration
Bond Fund - Class R6
15,851,158
9.0
573,613  Voya U.S. Stock Index
Portfolio - Class I
11,489,478
6.5
1,822,592  VY
®
BrandywineGLOBAL -
Bond Portfolio - Class I
17,515,113
10.0
607,642  VY
®
T. Rowe Price
Capital Appreciation
Portfolio - Class R6
17,639,848
10.0
246,887  VY
®
T. Rowe Price
Diversified Mid Cap
Growth Portfolio
- Class R6
2,631,816
1.5
Shares Value
Percentage
of Net
Assets
MUTUAL FUNDS: (continued)
Affiliated Investment Companies: (continued)
37,546  VY
®
T. Rowe Price
Growth Equity Portfolio
- Class I
$ 3,525,550
2.0
Total Mutual Funds
(Cost $144,166,598)
147,054,541
83.5
Total Long-Term
Investments
(Cost $171,564,181)
176,069,772
100.0
Total Investments in
Securities
(Cost $171,564,181) $ 176,069,772 100.0
Liabilities in Excess
of Other Assets (42,591) 0.0
Net Assets $ 176,027,181 100.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)
2
Voya Solution Income Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2024 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
September 30,
2024
Asset Table
Investments, at fair value
Exchange-Traded Funds $ 29,015,231 $ — $ — $ 29,015,231
Mutual Funds 147,054,541 — — 147,054,541
Total Investments, at fair value $ 176,069,772 $ — $ — $ 176,069,772
Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended September 30, 2024, where the following issuers were considered an affiliate:
Issuer
Beginning
Fair Value
at 12/31/2023
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
9/30/2024
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
Voya Global Bond Fund - Class R6
$ 5,499,096 $ 428,454 $ (7,135,562) $ 1,208,012 $ — $ 134,507 $ (1,310,946) $ —
Voya High Yield Bond Fund - Class
R6
7,464,269 528,052 (1,209,312) 288,017 7,071,026 359,561 (171,194) —
Voya Intermediate Bond Fund -
Class R6
43,208,479 11,974,141 (11,522,530) 2,935,828 46,595,918 1,560,980 (1,879,991) —
Voya Large Cap Value Portfolio -
Class R6
— 7,476,938 (806,933) 416,067 7,086,072 14,446 24,666 345,383
Voya Multi-Manager Emerging
Markets Equity Fund - Class I
3,689,397 196,149 (612,986) 266,784 3,539,344 — 99,403 —
Voya Multi-Manager International
Equity Fund - Class I
3,521,372 4,877,374 (1,396,518) 934,274 7,936,502 — (145,307) —
Voya Multi-Manager International
Factors Fund - Class I
3,501,566 266,505 (3,670,108) (97,963) — — 315,987 —
Voya Multi-Manager Mid Cap Value
Fund - Class I
1,851,490 1,878,100 (1,507,209) 423,512 2,645,893 — (151,593) —
Voya Russell
TM
Large Cap Growth
Index - Class I
6,749,542 258,527 (3,144,793) (336,453) 3,526,823 14,757 1,288,450 129,397
Voya Short Duration Bond Fund -
Class R6
16,258,932 1,546,452 (2,205,858) 251,632 15,851,158 556,253 (72,008) —
Voya Small Company Fund - Class
R6
1,942,052 1,185 (1,693,992) (249,245) — — 209,481 —
Voya U.S. High Dividend Low
Volatility Fund - Class R6
11,049,927 7,113 (11,707,352) 650,312 — — (189,289) —
Voya U.S. Stock Index Portfolio -
Class I
4,759,234 11,259,629 (4,510,006) (19,379) 11,489,478 7,933 886,527 732,057
VY
®
BrandywineGLOBAL - Bond
Portfolio - Class I
21,454,710 3,122,890 (8,559,348) 1,496,861 17,515,113 760,450 (1,591,840) —
VY
®
T. Rowe Price Capital
Appreciation Portfolio - Class R6
18,673,616 441,504 (3,527,544) 2,052,272 17,639,848 75,757 (187,106) 209,840
VY
®
T. Rowe Price Diversified Mid
Cap Growth Portfolio - Class R6
1,848,569 2,137,329 (1,562,583) 208,501 2,631,816 — (178,125) 265,033
VY
®
T. Rowe Price Growth Equity
Portfolio - Class I
4,794,756 484,231 (2,114,281) 360,844 3,525,550 — 145,897 326,091
$ 156,267,007 $ 46,884,573 $ (66,886,915) $ 10,789,876 $ 147,054,541 $ 3,484,644 $ (2,906,988) $ 2,007,801
The financial statements for the above mutual fund[s] can be found at www.sec.gov.

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)
3
Voya Solution Income Portfolio
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 6,941,943
Gross Unrealized Depreciation (2,436,352)
Net Unrealized Appreciation $ 4,505,591